Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 86,870,549	$ 59,321,013
COST OF REVENUES	66,686,532	43,345,733
GROSS PROFIT	20,184,017	15,975,280
OPERATING EXPENSES:
Selling	1,028,602	2,940,580
General and administrative	1,503,833	545,946
Total Operating Expenses	2,532,435	3,486,526
INCOME FROM OPERATIONS	17,651,582	12,488,754
OTHER INCOME (EXPENSES):
Interest income	51,136	10,545
Interest expense	(988,555)	(162,720)
Other income	0	3,586
Other expense	(12,019)	(140)
Total Other (Expenses)	(949,438)	(148,729)
INCOME BEFORE PROVISION FOR INCOME TAXES	16,702,144	12,340,025
PROVISION FOR INCOME TAXES	55,461	0
NET INCOME	16,646,683	12,340,025
PREFERRED STOCK DIVIDEND	4,534	0
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	16,642,149	12,340,025
COMPREHENSIVE INCOME:
NET INCOME	16,646,683	12,340,025
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	$ 1,636,297	$ 987,451
EARNINGS PER COMMON SHARE:
Basic	$ 1.22	$ 0.96
Diluted	$ 1.15	$ 0.96
WEIGHTED AVERAGE NUMBER OF COMMON AND COMMON EQUIVALENT SHARES OUTSTANDING:
Basic	13,692,466	12,800,000
Diluted	14,444,666	12,800,000